Debt - Additional Information (Details)							9 Months Ended	12 Months Ended
	Feb. 16, 2024 MXN ($)	Feb. 16, 2024 USD ($)	Feb. 03, 2021 MXN ($)	Feb. 03, 2021 USD ($)	Nov. 20, 2020 MXN ($)	Nov. 20, 2020 USD ($)	Sep. 30, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Schedule of debt [line items]
Promissory note maturity date							1 year and for more than one year	1 year and for more than one year	1 year and for more than one year
Payment of convertible notes								$ 385,682,000	$ 22,830,216	$ 384,478,000	$ 19,857,885,000
Conversion price | (per share)							$ 86.25		$ 86.25
Derivative value										$ 0		$ 0
Promissory Notes Payable Outstanding								$ 449,716,000
Promissory Notes
Schedule of debt [line items]
Repayments of promissory notes payable	$ 396,485,000	$ 288,116,421					$ 468,139,000
Promissory Notes | Previously stated [member]
Schedule of debt [line items]
Repayments of promissory notes payable		$ 23,229,744,000
First Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note issuance date					Nov. 20, 2020	Nov. 20, 2020
Convertible promissory note amount					$ 7,500,000,000	$ 7,500,000
Issuance cost						$ 173,661
Maturity term of years								6 years	6 years
Promissory note maturity date								November 20, 2026	November 20, 2026
Annual interest rate								14.00%	14.00%
Second Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note issuance date			Feb. 03, 2021	Feb. 03, 2021
Convertible promissory note amount			$ 7,500,000,000	$ 7,500,000
Issuance cost			$ 112,500,000	$ 112,500
Maturity term of years							6 years	6 years	6 years
Promissory note maturity date							November 20, 2026	November 20, 2026	November 20, 2026
Annual interest rate							14.00%	14.00%	14.00%